Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	¥ 330,859	$ 48,122	¥ 318,090	¥ 136,400
Deferred income tax	(171,230)	(24,905)	(124,887)	(31,270)
Income tax expenses	¥ 159,629	$ 23,217	¥ 193,203	¥ 105,130